Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 225,040	$ 221,934
Restricted cash (notes 3, 12 and 15)	8,540	28,360
Accounts receivable, including non-trade of $8,183 (December 31, 2017 - $32,387) (note 2)	141,903	162,691
Vessels held for sale (note 18)	12,528	0
Prepaid expenses	32,199	30,336
Due from affiliates (note 11l)	58,885	37,376
Other current assets (notes 2, 3b, 5 and 12)	11,879	29,249
Total current assets	490,974	509,946
Vessels and equipment
At cost, less accumulated depreciation of $1,634,394 (December 31, 2017 - $1,562,172)	4,196,909	4,398,836
Advances on newbuilding contracts and conversion costs (notes 14c and 14e)	73,713	288,658
Investments in equity accounted joint ventures (notes 2 and 19)	212,202	169,875
Deferred tax asset (notes 2 and 13)	9,168	28,110
Due from affiliates (note 11l)	949	0
Other assets (notes 2, 3b, 5 and 12)	198,992	113,225
Goodwill (note 6a)	129,145	129,145
Total assets	5,312,052	5,637,795
Current
Accounts payable	16,423	43,317
Accrued liabilities (notes 7, 10, 12, 14, and 17)	129,896	187,687
Deferred revenues	55,750	69,668
Due to affiliates (notes 11h and 11l)	183,795	108,483
Current portion of derivative instruments (note 12)	23,290	42,515
Current portion of long-term debt (note 8)	554,336	589,767
Other current liabilities (note 5)	15,062	9,056
Total current liabilities	978,552	1,050,493
Long-term debt (note 8)	2,543,406	2,533,961
Derivatives instruments (note 12)	94,354	167,469
Due to affiliates (notes 11f and 11l)	0	163,037
Other long-term liabilities (notes 5, 13 and 14)	236,616	249,336
Total liabilities	3,852,928	4,164,296
Commitments and contingencies (notes 8, 9, 12 and 14)
Redeemable non-controlling interest	0	(29)
Equity
Limited partners - common units (410.3 million and 410.0 million units issued and outstanding at December 31, 2018 and December 31, 2017, respectively) (notes 2, 16 and 17)	883,090	1,004,077
Limited partners - preferred units (15.8 million and 11.0 million units issued and outstanding at December 31, 2018 and December 31, 2017, respectively) (note 16)	384,274	266,925
General Partner	15,055	15,996
Warrants (note 16)	132,225	132,225
Accumulated other comprehensive income (loss)	7,361	(523)
Non-controlling interests	37,119	54,828
Total equity	1,459,124	1,473,528
Total liabilities and equity	$ 5,312,052	$ 5,637,795